UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

JUNE 30, 2008

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

                [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                         A STANDING PEGASUS IN A CIRCLE]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

              SERVING KENTUCKY INVESTORS FOR MORE THAN TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                           "A MORE PREDICTABLE RIDE"

                                                                    August, 2008

Dear Fellow Shareholder:

      If you've read any of our previous shareholder communications, you know that we try to skip the financial jargon and speak in terms with which we believe the average person can relate and understand.

      The recent movements in the stock market got us to thinking about how risk tolerance mirrors choosing rides at an amusement park.

      In our younger days, we always enjoyed the thrill of roller coasters. If you're like us, you can vividly remember holding your breath with anticipation as you climbed and climbed to the top, never knowing just when you would finally get there. Then, just as you began to relax, the roller coaster would begin its decline. The ride to the bottom seemed like it would never end as you laughed, screamed, and implored the heavens to let you make it through alive.

      Much of what has transpired in the stock market over the last year or so has reminded us of our younger roller coaster riding days. Of course, the ride to the "top" of the market is always exhilarating. But, as we've matured, we've come to realize that roller coasters have lost some of their allure.

      We no longer find adrenaline-pumping adventures so attractive. While you can be brought to dizzying heights, some dramatic lows are also inevitable. For those of us who don't have the stomach for this type of volatility, especially with our investment money, a more stable alternative may be the ticket.

      We like to think of investing in a tax-free municipal bond fund, such as Churchill Tax-Free Fund of Kentucky, as more like riding the swings at a county fair. There is definitely some up and down movement, but you usually don't go quite that far. In general, you know what to expect next and the ride is fairly pleasant.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      Of course, we believe that there is a place in everyone's life for roller coasters. But, as one matures, it might be prudent to have the more stable predictable swings begin to play a larger role. After all, what good are highs if they are often followed by lows?


                                   Sincerely,

                                [PHOTO OMITTED]

/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (4.7%)                                S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  Lexington-Fayette Urban County, Kentucky
$     4,175,000   4.250%, 05/01/23 MBIA Insured ...........................   Aa2/AA+     $     3,948,715
                  Louisville, Kentucky Unlimited Tax
      2,205,000   5.000%, 10/01/21 FGIC Insured ...........................   Aa2/AA+           2,259,000
                  Louisville & Jefferson County, Kentucky
        955,000   4.200%, 11/01/22 MBIA Insured ...........................   Aa2/AA+             905,779
                  Louisville & Jefferson County, Kentucky Metro
                     Government Unlimited Tax
      1,590,000   5.000%, 11/01/19 ........................................   Aa2/AA+           1,677,116
      1,825,000   5.000%, 11/01/20 ........................................   Aa2/AA+           1,912,527
                  Warren County, Kentucky Judicial Unlimited Tax
        345,000   5.100%, 09/01/17 AMBAC Insured ..........................   Aa3/NR              361,374
        365,000   5.150%, 09/01/18 AMBAC Insured ..........................   Aa3/NR              382,151
                                                                                          ---------------
                  Total General Obligation Bonds ..........................                    11,446,662
                                                                                          ---------------

                  REVENUE BONDS (94.1%)

                  STATE AGENCIES (14.4%)
                  Kentucky Area Development District Financing
        500,000   5.000%, 12/01/23 LOC Wachovia Bank ......................    NR/AA              511,015
                  Kentucky Asset/LiabilityCommission
        500,000   4.500%, 10/01/22 FGIC Insured ...........................   Aa3/AA-             500,890
                  Kentucky Asset & Liability Commission University
                     of Kentucky Project
        500,000   5.000%, 10/01/25 Series B ...............................   Aa3/AA-             511,485
        750,000   5.000%, 10/01/26 Series B ...............................   Aa3/AA-             764,408
      1,000,000   5.000%, 10/01/27 Series B ...............................   Aa3/AA-           1,015,460
                  Kentucky Infrastructure Authority
      2,740,000   5.250%, 06/01/14 ........................................   Aa3/A+            2,866,889
      1,235,000   5.250%, 08/01/17 ........................................    NR/AA            1,322,339
        230,000   5.000%, 06/01/21 ........................................   Aa3/A+              235,111
                  Kentucky State Property and Buildings Commission
      1,000,000   5.000%, 11/01/15 AMBAC Insured ..........................   Aa3/AA            1,055,850
      4,735,000   5.250%, 10/01/17 ........................................   Aa3/A+            4,902,051
      1,250,000   5.500%, 11/01/17 FSA Insured ............................   Aaa/AAA           1,343,812
      1,000,000   5.000%, 11/01/17 AMBAC Insured ..........................   Aa3/AA            1,045,060
      6,000,000   5.250%, 10/01/18 ........................................   Aa3/A+            6,202,200

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings Commission
                     (continued)
$     1,925,000   5.000%, 10/01/19 ........................................   Aa3/A+      $     1,967,408
      3,000,000   5.000%, 11/01/19 FSA Insured                                Aaa/AAA           3,113,130
      5,000,000   5.000%, 10/01/22 MBIA Insured (pre-refunded) ............   Aaa/AA            5,386,050
                  Kentucky State Property and Buildings Commission
                     Project #88
      2,200,000   4.500%, 11/01/26 FGIC Insured ...........................   Aa3/A+            2,082,322
                                                                                          ---------------
                  Total State Agencies ....................................                    34,825,480
                                                                                          ---------------

                  COUNTY AGENCIES (2.3%)
                  Jefferson County, Kentucky Capital Projects
      1,575,000   4.250%, 06/01/23 FSA Insured ............................   Aaa/NR            1,494,423
      4,140,000   4.375%, 06/01/28 FSA Insured ............................   Aaa/NR            3,780,275
                  Warren County, Kentucky Justice Center
        365,000   4.300%, 09/01/22 MBIA Insured ...........................   Aa3/NR              354,787
                                                                                          ---------------
                  Total County Agencies ...................................                     5,629,485
                                                                                          ---------------

                  CITY / MUNICIPALITY OBLIGATIONS (0.3%)
                  Shelbyville, Kentucky Certificates of Participation
        625,000   5.000%, 10/01/22 ........................................    A2/NR              640,794
                                                                                          ---------------
                  Total City / Municipality Obligations ...................                       640,794
                                                                                          ---------------

                  HOSPITALS (8.9%)
                  Jefferson County, Kentucky Health Facilities
      1,715,000   5.650%, 01/01/17 AMBAC Insured ..........................   Aa3/AA            1,735,700
      2,200,000   5.250%, 05/01/17 ........................................    NR/A             2,255,396
                  Jefferson County, Kentucky Medical Center
      2,000,000   5.500%, 05/01/22 ........................................    NR/A             2,061,280
                  Kentucky Economic Development Finance Authority
      1,000,000   5.000%, 02/01/18 FSA Insured ............................   Aaa/AAA           1,021,830
                  Lexington-Fayette Urban County, Kentucky Public
                     Facilities
        500,000   4.250%, 10/01/26 MBIA Insured ...........................   Aa3/NR              468,205
                  Louisville & Jefferson County, Kentucky Medical Center
      1,000,000   5.000%, 06/01/18 ........................................    NR/A             1,029,320

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  HOSPITALS (CONTINUED)
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Government Health System (Norton)
$     8,075,000   5.000%, 10/01/26 ........................................    NR/A-      $     7,543,988
      6,000,000   5.000%, 10/01/30 ........................................    NR/A-            5,461,500
                                                                                          ---------------
                  Total Hospitals .........................................                    21,577,219
                                                                                          ---------------

                  HOUSING (14.0%)
                  Kentucky Housing Corporation Housing Revenue
        405,000   4.350%, 01/01/15 AMT ....................................   Aaa/AAA             399,593
        140,000   4.200%, 01/01/15 AMT ....................................   Aaa/AAA             135,176
        250,000   4.100%, 01/01/15 AMT ....................................   Aaa/AAA             241,338
        170,000   4.100%, 07/01/15 AMT ....................................   Aaa/AAA             163,773
        265,000   4.650%, 01/01/16 AMT ....................................   Aaa/AAA             264,006
        210,000   4.300%, 01/01/16 AMT ....................................   Aaa/AAA             205,823
        150,000   4.250%, 01/01/16 AMT ....................................   Aaa/AAA             144,284
        200,000   4.200%, 01/01/16 AMT ....................................   Aaa/AAA             191,692
        420,000   4.650%, 07/01/16 AMT ....................................   Aaa/AAA             418,337
        610,000   4.300%, 07/01/16 AMT ....................................   Aaa/AAA             599,471
        550,000   4.200%, 07/01/16 AMT ....................................   Aaa/AAA             526,075
        555,000   4.200%, 01/01/17 ........................................   Aaa/AAA             529,320
        100,000   5.125%, 07/01/17 ........................................   Aaa/AAA             100,575
        680,000   4.200%, 07/01/17 ........................................   Aaa/AAA             647,278
        470,000   4.800%, 01/01/18 AMT ....................................   Aaa/AAA             462,786
        285,000   4.250%, 01/01/18 ........................................   Aaa/AAA             268,698
        575,000   4.800%, 07/01/18 AMT ....................................   Aaa/AAA             565,817
        180,000   4.250%, 07/01/18 ........................................   Aaa/AAA             169,351
        900,000   4.800%, 07/01/20 AMT ....................................   Aaa/AAA             848,538
      1,150,000   5.350%, 01/01/21 AMT ....................................   Aaa/AAA           1,152,231
      6,025,000   5.450%, 07/01/22 AMT ....................................   Aaa/AAA           6,074,646
      4,065,000   5.250%, 07/01/22 AMT ....................................   Aaa/AAA           4,072,805
        245,000   5.200%, 07/01/22 ........................................   Aaa/AAA             245,083
        415,000   5.100%, 07/01/22 AMT ....................................   Aaa/AAA             407,310
      2,570,000   4.800%, 07/01/22 AMT ....................................   Aaa/AAA           2,409,992
      2,000,000   4.700%, 07/01/22 Series E AMT ...........................   Aaa/AAA           1,850,460

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  HOUSING (CONTINUED)
                  Kentucky Housing Corporation Housing Revenue
                     (continued)
$     1,635,000   5.000%, 01/01/23 AMT ....................................   Aaa/AAA     $     1,593,880
      4,140,000   5.200%, 07/01/25 AMT ....................................   Aaa/AAA           4,140,000
        275,000   5.375%, 07/01/27 ........................................   Aaa/AAA             275,831
      2,300,000   5.000%, 07/01/27 Series N AMT ...........................   Aaa/AAA           2,169,774
      1,000,000   4.750%, 07/01/27 Series E AMT ...........................   Aaa/AAA             910,950
        560,000   5.550%, 07/01/33 ........................................   Aaa/AAA             564,267
                  Kentucky Housing Multifamily Mortgage Revenue
      1,325,000   5.000%, 06/01/35 AMT ....................................   NR/AAA            1,288,311
                                                                                          ---------------
                  Total Housing ...........................................                    34,037,471
                                                                                          ---------------

                  SCHOOLS (34.1%)
                  Barren County, Kentucky School Building Revenue
      1,265,000   4.250%, 08/01/25 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR            1,175,425
      1,670,000   4.375%, 08/01/26 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR            1,563,220
                  Berea, Kentucky Educational Facilities (Berea College)
      1,000,000   4.125%, 06/01/25 ........................................   Aaa/NR              921,880
                  Boone County, Kentucky School District Finance Corp.
      1,730,000   4.125%, 08/01/22 XLCA Insured ...........................   Aa3/NR            1,659,347
                  Boone County, Kentucky School District Finance Corp.
                     School Building Revenue
        140,000   4.750%, 06/01/20 FSA Insured ............................   Aaa/AAA             142,544
      1,580,000   4.500%, 08/01/23 FSA Insured ............................   Aaa/NR            1,588,453
      1,250,000   4.125%, 03/01/25 FSA Insured ............................   Aaa/NR            1,141,875
                  Boyle County, Kentucky College Refunding &
                     Improvement
      1,035,000   4.500%, 06/01/22 CIFG Insured ...........................    A3/A-            1,006,786
        200,000   4.625%, 06/01/24 CIFG Insured ...........................    A3/A-              194,610
                  Bullitt County, Kentucky School District Finance Corp.
        200,000   4.300%, 10/01/21 MBIA Insured ...........................   Aa3/NR              195,834
      2,455,000   4.500%, 10/01/22 MBIA Insured ...........................   Aa3/NR            2,472,136
      2,590,000   4.500%, 10/01/23 MBIA Insured ...........................   Aa3/NR            2,601,033
      1,145,000   4.500%, 04/01/27 FSA Insured ............................   Aaa/NR            1,081,533
      1,200,000   4.500%, 04/01/28 FSA Insured ............................   Aaa/NR            1,123,620

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Christian County, Kentucky School District Finance Corp.
$       820,000   4.000%, 08/01/19 XLCA Insured ...........................   Aa3/NR      $       799,180
        855,000   4.000%, 08/01/20 XLCA Insured ...........................   Aa3/NR              823,972
        905,000   4.000%, 08/01/21 XLCA Insured ...........................   Aa3/NR              864,058
      1,465,000   4.000%, 08/01/22 XLCA Insured                               Aa3/NR            1,386,256
      1,525,000   4.125%, 08/01/23 XLCA Insured ...........................   Aa3/NR            1,431,106
      1,590,000   4.125%, 08/01/24 XLCA Insured ...........................   Aa3/NR            1,469,573
                  Daviess County, Kentucky School District Finance Corp.
        200,000   5.000%, 06/01/24 ........................................   Aa3/NR              205,236
                  Fayette County, Kentucky School District Finance Corp.
      5,000,000   4.250%, 04/01/23 FSA Insured ............................   Aaa/AAA           4,855,550
      4,335,000   4.375%, 05/01/26 FSA Insured ............................   Aaa/AAA           4,125,663
                  Floyd County, Kentucky School Building
        680,000   4.375%, 10/01/22 ........................................   Aa3/NR              661,327
                  Floyd County, Kentucky School Finance Corporation
                     School Building
      1,320,000   4.000%, 03/01/23 XLCA Insured ...........................   Aa3/NR            1,233,474
      1,855,000   4.125%, 03/01/26 XLCA Insured ...........................   Aa3/NR            1,683,542
                  Fort Thomas, Kentucky Independent School District
                     Building Revenue
        610,000   4.375%, 04/01/25 ........................................   Aa3/NR              581,031
                  Fort Thomas, Kentucky Independent School District
                     Finance
        785,000   4.375%, 04/01/21 ........................................   Aa3/NR              769,543
                  Franklin County, Kentucky School District Finance Corp.
      1,000,000   5.000%, 04/01/24 ........................................   Aa3/NR            1,022,960
                  Graves County, Kentucky School Building Revenue
      1,260,000   5.000%, 06/01/22 ........................................   Aa3/NR            1,296,376
      1,320,000   5.000%, 06/01/23 ........................................   Aa3/NR            1,355,178
                  Hardin County, Kentucky School District Finance Corp.
      1,475,000   4.000%, 02/01/19 AMBAC Insured ..........................   Aa3/NR            1,438,892
                  Jefferson County, Kentucky School District Finance
                     Corp. School Building
        150,000   5.000%, 04/01/20 FSA Insured ............................   Aaa/AAA             154,488
      1,360,000   4.250%, 06/01/21 FSA Insured ............................   Aaa/AAA           1,338,702

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Kenton County, Kentucky School Building Revenue
$       590,000   4.250%, 10/10/22 FSA Insured ............................   Aaa/NR      $       570,359
                  Kenton County, Kentucky School District Finance Corp.
        445,000   4.300%, 04/01/22 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR              432,811
      4,250,000   5.000%, 06/01/22 MBIA Insured ...........................   Aa3/NR            4,376,820
        750,000   4.375%, 04/01/24 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR              725,483
        325,000   4.400%, 04/01/26 CIFG Assurance North America,
                     Inc. Insured .........................................   Aa3/NR              312,195
                  Larue County, Kentucky School District Finance Corp.
        270,000   4.500%, 07/01/21 MBIA Insured ...........................   Aa3/NR              268,423
        470,000   4.500%, 07/01/22 MBIA Insured ...........................   Aa3/NR              466,625
        785,000   4.500%, 07/01/23 MBIA Insured ...........................   Aa3/NR              774,889
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Transylvania University
      1,320,000   5.125%, 08/01/18 MBIA Insured ...........................    A2/AA            1,334,546
                  Lexington-Fayette Urban County, Kentucky Government
                     Project University of Kentucky Library
        300,000   5.000%, 11/01/20 MBIA Insured ...........................    A2/AA              306,939
                  Louisville & Jefferson County, Kentucky University
                     of Louisville
        525,000   5.000%, 06/01/20 AMBAC Insured ..........................   Aa3/AA              547,071
                  Magoffin County, Kentucky School Building Revenue
        375,000   4.250%, 08/01/23 AMBAC Insured ..........................   Aa3/NR              360,038
                  Magoffin County, Kentucky School District
        450,000   4.250%, 08/01/25 AMBAC Insured ..........................   Aa3/NR              424,872
                  McCreary County, Kentucky School Building Revenue
        935,000   4.500%, 05/01/28 ........................................   Aa3/NR              883,313
                  Meade County, Kentucky School District
        490,000   4.250%, 09/01/26 MBIA Insured ...........................   Aa3/NR              456,146
                  Murray State University Project, Kentucky General
                     Receipts Revenue
        745,000   4.500%, 09/01/23 AMBAC Insured ..........................   Aa3/AA              727,351

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Ohio County, Kentucky School Building Revenue
$       790,000   4.500%, 05/01/24 ........................................   Aa3/NR      $       769,010
        325,000   4.500%, 05/01/25 ........................................   Aa3/NR              314,174
                  Oldham County, Kentucky School District Finance Corp.
        900,000   5.000%, 05/01/19 MBIA Insured ...........................   Aa3/NR              937,296
                  Pendleton County, Kentucky School District Finance
                     Corp. School Building Revenue
        730,000   4.000%, 02/01/23MBIA Insured ............................   Aa3/NR              661,935
                  Pike County, Kentucky School Building Revenue
      1,355,000   4.375%, 10/01/26 MBIA Insured ...........................   Aa3/NR            1,280,705
                  Scott County, Kentucky School District Finance Corp.
      1,115,000   4.200%, 01/01/22 AMBAC Insured ..........................   Aa3/NR            1,072,697
      1,955,000   4.250%, 01/01/23 AMBAC Insured ..........................   Aa3/NR            1,877,191
      1,560,000   4.300%, 01/01/24 AMBAC Insured ..........................   Aa3/NR            1,479,270
                  Scott County, Kentucky School District Finance
                     Corp. School Building Revenue
      2,435,000   4.250%, 02/01/26 FSA Insured ............................   Aa3/NR            2,228,268
      1,000,000   4.250%, 02/01/27 FSA Insured ............................   Aa3/NR              906,380
                  Spencer County, Kentucky School District Finance Corp.
      1,415,000   5.000%, 07/01/19FSA insured .............................   Aaa/NR            1,482,835
                  University of Kentucky General Receipts
        885,000   4.500%, 10/01/22 XLCA Insured ...........................   Aa3/AA-             878,513
      1,545,000   4.500%, 10/01/23 XLCA Insured ...........................   Aa3/AA-           1,524,776
      1,625,000   4.500%, 10/01/25 XLCA Insured ...........................   Aa3/AA-           1,571,862
      1,010,000   4.500%, 10/01/26 XLCA Insured ...........................   Aa3/AA-             969,812
                  University of Louisville, Kentucky
      1,055,000   4.000%, 09/01/25 MBIA Insured ...........................   Aa3/AA              949,394
      1,000,000   4.375%, 04/01/27 FSA Insured ............................   Aaa/NR              962,150
                  Warren County, Kentucky School District Finance Corp.
        295,000   4.125%, 02/01/23 MBIA Insured ...........................   Aa3/NR              278,188
                  Western Kentucky University Revenue General Receipts
      2,860,000   4.200%, 09/01/25 Series A MBIA Insured ..................    A1/AA            2,613,382
      2,980,000   4.200%, 09/01/26 Series A MBIA Insured ..................    A1/AA            2,696,781
                                                                                          ---------------
                  Total Schools ...........................................                    82,786,903
                                                                                          ---------------

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  TRANSPORTATION (4.0%)
                  Kenton County, Kentucky Airport Board Airport Revenue
$     1,300,000   5.000%, 03/01/23 MBIA Insured AMT .......................    A2/AA      $     1,223,378
                  Kentucky Interlocal School Transportation Authority
        145,000   5.400%, 06/01/17 ........................................   Aa3/A+              145,200
        400,000   6.000%, 12/01/20 ........................................   Aa3/A+              403,464
        200,000   6.000%, 12/01/20 ........................................   Aa3/A+              201,732
        300,000   5.800%, 12/01/20 ........................................   Aa3/A+              302,355
        400,000   5.650%, 12/01/20 ........................................   Aa3/A+              402,996
        350,000   5.600%, 12/01/20 ........................................   Aa3/A+              352,552
                  Louisville & Jefferson County Regional Airport, Kentucky
      1,000,000   5.250%, 07/01/18 FSA Insured AMT ........................   Aaa/AAA           1,009,610
      1,370,000   5.250%, 07/01/21 FSA Insured AMT ........................   Aaa/AAA           1,370,589
      3,390,000   5.250%, 07/01/22 FSA Insured AMT ........................   Aaa/AAA           3,383,322
        275,000   5.375%, 07/01/23 FSA Insured AMT ........................   Aaa/AAA             275,732
        500,000   5.000%, 07/01/25 MBIA Insured AMT .......................    A2/AA              480,625
                                                                                          ---------------
                  Total Transportation ....................................                     9,551,555
                                                                                          ---------------

                  UTILITIES (16.1%)
                  Bardstown, Kentucky Combined Utilities Revenue
        200,000   5.000%, 12/01/19 MBIA Insured ...........................    A2/NR              206,318
                  Boone County, Kentucky Pollution Control Revenue
                     Dayton Power & Light
      2,000,000   4.700%, 01/01/28 FGIC Insured ...........................    A2/A-            1,834,320
                  Campbell & Kenton Counties, Kentucky Sanitation
                     District Revenue
      1,695,000   4.300%, 08/01/24 MBIA Insured ...........................   Aa3/AA            1,643,235
        300,000   4.300%, 08/01/27 MBIA Insured ...........................   Aa3/AA              283,896
      1,450,000   4.300%, 08/01/28 MBIA Insured ...........................   Aa3/AA            1,360,753
        805,000   4.375%, 08/01/30 MBIA Insured ...........................   Aa3/AA              751,435
        505,000   4.375%, 08/01/33 MBIA Insured ...........................   Aa3/AA              464,893
                  Carroll County, Kentucky Environmental Facilities
                     Revenue (KY Utilities) AMT
      1,500,000   5.750%, 02/01/26 AMBAC Insured ..........................   Aa3/AAA           1,527,120

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  UTILITIES (CONTINUED)
                  Kentucky Rural Water Finance Corp.
$       205,000   4.250%, 08/01/19 MBIA Insured ...........................    A2/AA      $       203,385
        595,000   5.000%, 02/01/20 MBIA Insured ...........................    A2/AA              613,963
        210,000   4.250%, 08/01/20 MBIA Insured ...........................    A2/AA              206,294
        200,000   4.375%, 08/01/22 MBIA Insured ...........................    A2/AA              196,998
        240,000   4.500%, 08/01/23 MBIA Insured ...........................    A2/AA              238,176
        200,000   4.500%, 02/01/24 MBIA Insured ...........................    A2/AA              197,348
        255,000   4.500%, 08/01/24 MBIA Insured ...........................    A2/AA              251,547
        355,000   4.600%, 02/01/25 ........................................   NR/AA-              351,333
        290,000   4.500%, 08/01/27 MBIA Insured ...........................    A2/AA              279,902
        245,000   4.600%, 08/01/28 MBIA Insured ...........................    A2/AA              237,799
        315,000   4.625%, 08/01/29 MBIA Insured ...........................    A2/AA              304,889
                  Lexington-Fayette Urban County Government,
                     Kentucky Sewer System
      1,000,000   5.000%, 07/01/19 ........................................   Aa3/AA            1,036,550
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Sewer District
      2,565,000   5.375%, 05/15/17 MBIA Insured ...........................    A2/AA            2,734,983
      2,380,000   4.250%, 05/15/20 FSA Insured ............................   Aaa/AAA           2,371,123
      2,510,000   4.250%, 05/15/21 FSA Insured ............................   Aaa/AAA           2,482,917
        400,000   5.000%, 05/15/22 FGIC Insured ...........................   Baa3/A              404,448
                  Louisville, Kentucky Waterworks Board Water System
      1,000,000   5.250%, 11/15/16 FSA Insured ............................   Aaa/AAA           1,039,600
      2,530,000   5.250%, 11/15/18 FSA Insured ............................   Aaa/AAA           2,618,550
      6,600,000   5.250%, 11/15/22 FSA Insured ............................   Aaa/AAA           6,787,242
      2,415,000   5.250%, 11/15/24 FSA Insured ............................   Aaa/AAA           2,472,525
                  Northern Kentucky Water District
        660,000   5.000%, 02/01/23 FGIC Insured ...........................    A2/NR              674,705
                  Owensboro, Kentucky Electric and Power
      1,555,000   5.000%, 01/01/20 FSA Insured ............................   Aaa/AAA           1,579,165
                  Owensboro-Daviess County, Kentucky Regional Water
                     Resource Agency Wastewater Refunding &
                     Improvement Revenue
        930,000   4.375%, 01/01/27 Series A XLCA Insured ..................    A3/A               878,627

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  UTILITIES (CONTINUED)
                  Trimble County, Kentucky Environmental Facilities
$     3,000,000   4.600%, 06/01/33 AMBAC Insured ..........................   Aa3/AA      $     2,879,550
                                                                                          ---------------
                  Total Utilities .........................................                    39,113,589
                                                                                          ---------------
                  Total Revenue Bonds .....................................                   228,162,496
                                                                                          ---------------
                     Total Investments (cost $244,143,231-note 4) .........     98.8%         239,609,158
                     Other assets less liabilities ........................      1.2            2,913,253
                                                                              ---------   ---------------
                     Net Assets ...........................................    100.0%     $   242,522,411
                                                                              =========   ===============

                                                                             PERCENT OF
               PORTFOLIO DISTRIBUTION BY QUALITY RATING                      PORTFOLIO*
               ----------------------------------------                      ---------

               Aaa of Moody's or AAA of S&P ...............................     40.3%
               Aa of Moody's or AA of S&P .................................     49.6
               A of Moody's or S&P ........................................     10.1
                                                                              ---------
                                                                               100.0%
                                                                              =========

*     Calculated using the highest rating of the two rating services.

                            PORTFOLIO ABBREVIATIONS:
               --------------------------------------------------
               AMBAC -    American Municipal Bond Assurance Corp.
               AMT -      Alternative Minimum Tax
               CIFG -     CDC IXIS Financial Guaranty
               FGIC -     Financial Guaranty Insurance Co.
               FSA -      Financial Security Assurance
               LOC -      Letter of Credit
               MBIA -     Municipal Bond Investors Assurance
               NR -       Not Rated
               XLCA -     XL Capital Assurance

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2008 (UNAUDITED)

ASSETS
    Investments at value (cost $244,143,231) ............................................    $ 239,609,158
    Interest receivable .................................................................        3,371,907
    Receivable for Fund shares sold .....................................................          300,097
    Other assets ........................................................................           27,848
                                                                                             -------------
    Total assets ........................................................................      243,309,010
                                                                                             -------------
LIABILITIES
    Cash overdraft ......................................................................          338,448
    Dividends payable ...................................................................          306,446
    Management fee payable ..............................................................           79,927
    Distribution and service fees payable ...............................................           27,651
    Payable for Fund shares redeemed ....................................................           21,284
    Accrued expenses ....................................................................           12,843
                                                                                             -------------
    Total liabilities ...................................................................          786,599
                                                                                             -------------
NET ASSETS ..............................................................................    $ 242,522,411
                                                                                             =============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .    $     239,673
    Additional paid-in capital ..........................................................      245,336,185
    Net unrealized depreciation on investments (note 4) .................................       (4,534,073)
    Undistributed net investment income .................................................           46,675
    Accumulated net realized gain on investments ........................................        1,433,951
                                                                                             -------------
                                                                                             $ 242,522,411
                                                                                             =============
CLASS A
    Net Assets ..........................................................................    $ 187,654,554
                                                                                             =============
    Capital shares outstanding ..........................................................       18,546,690
                                                                                             =============
    Net asset value and redemption price per share ......................................    $       10.12
                                                                                             =============
    Offering price per share (100/96 of $10.12 adjusted to nearest cent) ................    $       10.54
                                                                                             =============
CLASS C
    Net Assets ..........................................................................    $   3,646,846
                                                                                             =============
    Capital shares outstanding ..........................................................          360,610
                                                                                             =============
    Net asset value and offering price per share ........................................    $       10.11
                                                                                             =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) ......................................    $       10.11*
                                                                                             =============
CLASS I
    Net Assets ..........................................................................    $   8,309,096
                                                                                             =============
    Capital shares outstanding ..........................................................          821,631
                                                                                             =============
    Net asset value, offering and redemption price per share ............................    $       10.11
                                                                                             =============
CLASS Y
    Net Assets ..........................................................................    $  42,911,915
                                                                                             =============
    Capital shares outstanding ..........................................................        4,238,330
                                                                                             =============
    Net asset value, offering and redemption price per share ............................    $       10.12
                                                                                             =============

                 See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
    Interest income ......................................                    $ 5,622,291
EXPENSES:
    Management fee (note 3) ..............................    $   489,744
    Distribution and service fees (note 3) ...............        170,782
    Transfer and shareholder servicing agent fees (note 3)         76,792
    Trustees' fees and expenses (note 8) .................         54,860
    Legal fees (note 3) ..................................         44,268
    Shareholders' reports and proxy statements ...........         30,961
    Fund accounting fees .................................         18,061
    Custodian fees (note 6) ..............................         13,886
    Registration fees and dues ...........................         12,103
    Auditing and tax fees ................................          8,678
    Insurance ............................................          5,499
    Chief compliance officer (note 3) ....................          2,135
    Miscellaneous ........................................         16,701
                                                              -----------
    Total expenses .......................................        944,470

    Expenses paid indirectly (note 6) ....................         (5,320)
                                                              -----------
    Net expenses .........................................                        939,150
                                                                              -----------
    Net investment income ................................                      4,683,141

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from securities transactions         245,986
    Change in unrealized appreciation on investments .....     (6,596,065)
                                                              -----------

    Net realized and unrealized gain (loss) on investments                     (6,350,079)
                                                                              -----------
    Net change in net assets resulting from operations ...                    $(1,666,938)
                                                                              ===========

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2008          YEAR ENDED
                                                                (UNAUDITED)        DECEMBER 31, 2007
                                                             -----------------     -----------------
OPERATIONS:
    Net investment income ...............................    $       4,683,141     $       9,882,991
    Net realized gain (loss) from securities transactions              245,986             1,189,986
    Change in unrealized appreciation on investments ....           (6,596,065)           (4,997,398)
                                                             -----------------     -----------------
        Change in net assets from operations ............           (1,666,938)            6,075,579
                                                             -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS (note 10):
    Class A Shares:
    Net investment income ...............................           (3,626,609)           (7,653,537)
    Net realized gain on investments ....................                   --            (1,167,715)
    Class C Shares:
    Net investment income ...............................              (57,626)             (149,329)
    Net realized gain on investments ....................                   --               (24,440)
    Class I Shares:
    Net investment income ...............................             (151,783)             (295,398)
    Net realized gain on investments ....................                   --               (49,465)
    Class Y Shares:
    Net investment income ...............................             (829,347)           (1,764,718)
    Net realized gain on investments ....................                   --              (247,505)
                                                             -----------------     -----------------
        Change in net assets from distributions .........           (4,665,365)          (11,352,107)
                                                             -----------------     -----------------
CAPITAL SHARE TRANSACTIONS (note 7):
    Proceeds from shares sold ...........................           12,500,702            50,733,976
    Reinvested dividends and distributions ..............            1,839,488             4,967,956
    Cost of shares redeemed .............................          (13,757,875)          (73,982,877)
                                                             -----------------     -----------------
    Change in net assets from capital share transactions               582,315           (18,280,945)
                                                             -----------------     -----------------
    Change in net assets ................................           (5,749,988)          (23,557,473)
NET ASSETS:
    Beginning of period .................................          248,272,399           271,829,872
                                                             -----------------     -----------------
    End of period* ......................................    $     242,522,411     $     248,272,399
                                                             =================     =================

    * Includes undistributed net investment income of:       $          46,675     $          28,899
                                                             =================     =================

                 See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of June 30, 2008:

            VALUATION INPUTS                           INVESTMENTS IN SECURITIES
            ----------------                           -------------------------
            Level 1 - Quoted Prices .....................    $         --
            Level 2 - Other Significant Observable Inputs     239,609,158
            Level 3 - Significant Unobservable Inputs ...              --
                                                             ------------
            Total .......................................    $239,609,158
                                                             ============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on June 29, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2007 the Fund decreased undistributed net investment income by $419,382, decreased undistributed net realized gain on investments by $1,018 and increased additional paid-in capital by $420,400.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2008, distribution fees on Class A Shares amounted to $142,966 of which the Distributor retained $5,808.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2008, amounted to $14,648. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2008, amounted to $4,882. The total of these payments with respect to Class C Shares amounted to $19,530 of which the Distributor retained $4,655.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2008, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $14,499 of which $8,285 related to the Plan and $6,214 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of sales commissions inuring to such intermediaries. For the six months ended June 30, 2008, total commissions on sales of Class A Shares amounted to $58,391 of which the Distributor received $4,765.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2008, the Fund incurred $42,136 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2008, purchases of securities and proceeds from the sales of securities aggregated $8,925,357 and $10,873,912, respectively.

      At June 30, 2008 the aggregate tax cost for all securities was $244,098,354. At June 30, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,743,799 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $6,232,995 for a net unrealized depreciation of $4,489,196.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                        SIX MONTHS ENDED
                                         JUNE 30, 2008                      YEAR ENDED
                                          (UNAUDITED)                    DECEMBER 31, 2007
                                 -----------------------------     -----------------------------
                                    SHARES           AMOUNT           SHARES           AMOUNT
                                 ------------     ------------     ------------     ------------
CLASS A SHARES:
    Proceeds from shares sold         788,185     $  8,122,546        1,253,821     $ 13,109,577
    Reinvested distributions          162,893        1,666,706          408,743        4,254,990
    Cost of shares redeemed .      (1,106,566)     (11,341,153)      (2,936,397)     (30,619,982)
                                 ------------     ------------     ------------     ------------
        Net change ..........        (155,488)      (1,551,901)      (1,273,833)     (13,255,415)
                                 ------------     ------------     ------------     ------------
CLASS C SHARES:
    Proceeds from shares sold          26,315          270,531           81,155          852,011
    Reinvested distributions            3,040           31,094            9,963          103,674
    Cost of shares redeemed .         (65,886)        (673,990)        (231,239)      (2,412,850)
                                 ------------     ------------     ------------     ------------
        Net change ..........         (36,531)        (372,365)        (140,121)      (1,457,165)
                                 ------------     ------------     ------------     ------------
CLASS I SHARES:
    Proceeds from shares sold           5,669           58,332           51,362          540,822
    Reinvested distributions           11,284          114,684           29,887          311,248
    Cost of shares redeemed .          (1,361)         (13,661)         (32,909)        (345,172)
                                 ------------     ------------     ------------     ------------
        Net change ..........          15,592          159,355           48,340          506,898
                                 ------------     ------------     ------------     ------------
CLASS Y SHARES:
    Proceeds from shares sold         395,555        4,049,293        3,449,070       36,231,566
    Reinvested distributions            2,654           27,004           28,753          298,044
    Cost of shares redeemed .        (169,488)      (1,729,071)      (3,869,057)     (40,604,873)
                                 ------------     ------------     ------------     ------------
        Net change ..........         228,721        2,347,226         (391,234)      (4,075,263)
                                 ------------     ------------     ------------     ------------
Total transactions in Fund
    shares ..................          52,294     $    582,315       (1,756,848)    $(18,280,945)
                                 ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2008 there were 5 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended June 30, 2008 was $42,151 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2008, such meeting-related expenses amounted to $12,709.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                           YEAR ENDED DECEMBER 31,
                                             2007           2006
                                          -----------    -----------
      Net tax-exempt income               $ 9,862,982    $10,343,290
      Ordinary income                              --          1,472
      Net realized gain on investments      1,489,125        879,254
                                          -----------    -----------
                                          $11,352,107    $11,224,016
                                          ===========    ===========

      As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain       $1,187,965
      Unrealized appreciation              2,090,891
      Undistributed tax-exempt income        238,561
                                          ----------
                                          $3,517,417
                                          ==========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11. RECENT DEVELOPMENTS

a) THE DAVIS CASE: In May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U. S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

b) INSURERS: Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS A
                                              -----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                                YEAR ENDED DECEMBER 31,
                                                6/30/08         -----------------------------------------------------------------
                                              (UNAUDITED)         2007           2006          2005          2004          2003
                                              -----------       --------       --------      --------      --------      --------
Net asset value, beginning of period .......    $  10.38        $  10.59       $  10.60      $  10.74      $  10.69      $  10.66
                                                --------        --------       --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ..................        0.20++          0.39++         0.39+         0.39+         0.42+         0.44+
    Net gain (loss) on securities (both
        realized and unrealized) ...........       (0.27)          (0.15)          0.03         (0.14)         0.05          0.03
                                                --------        --------       --------      --------      --------      --------
    Total from investment operations .......       (0.07)           0.24           0.42          0.25          0.47          0.47
                                                --------        --------       --------      --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income ...       (0.19)          (0.39)         (0.40)        (0.39)        (0.42)        (0.44)
    Distributions from capital gains .......          --           (0.06)         (0.03)           --            --            --
                                                --------        --------       --------      --------      --------      --------
    Total distributions ....................       (0.19)          (0.45)         (0.43)        (0.39)        (0.42)        (0.44)
                                                --------        --------       --------      --------      --------      --------
Net asset value, end of period .............    $  10.12        $  10.38       $  10.59      $  10.60      $  10.74      $  10.69
                                                ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge) .       (0.64)%*         2.38%          4.02%         2.39%         4.49%         4.50%
Ratios/supplemental data
    Net assets, end of period
        (in thousands) .....................    $187,655        $194,140       $211,501      $223,811      $232,927      $229,176
    Ratio of expenses to average
        net assets .........................        0.78%**         0.75%          0.76%         0.77%         0.73%         0.72%
    Ratio of net investment income to
        average net assets .................        3.81%**         3.77%          3.71%         3.66%         3.96%         4.14%
    Portfolio turnover rate ................        3.68%*         18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
        net assets .........................        0.77%**         0.74%          0.76%         0.76%         0.73%         0.71%

                                                                                      CLASS C
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED DECEMBER 31,
                                                6/30/08         -----------------------------------------------------------------
                                              (UNAUDITED)         2007           2006          2005          2004          2003
                                              -----------       --------       --------      --------      --------      --------
Net asset value, beginning of period .......    $  10.38        $  10.58       $  10.59      $  10.73      $  10.69      $  10.66
                                                --------        --------       --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ..................        0.15++          0.31++         0.30+         0.30+         0.33+         0.35+
    Net gain (loss) on securities (both
        realized and unrealized) ...........       (0.27)          (0.15)          0.03         (0.14)         0.04          0.03
                                                --------        --------       --------      --------      --------      --------
    Total from investment operations .......       (0.12)           0.16           0.33          0.16          0.37          0.38
                                                --------        --------       --------      --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income ...       (0.15)          (0.30)         (0.31)        (0.30)        (0.33)        (0.35)
    Distributions from capital gains .......          --           (0.06)         (0.03)           --            --            --
                                                --------        --------       --------      --------      --------      --------
    Total distributions ....................       (0.15)          (0.36)         (0.34)        (0.30)        (0.33)        (0.35)
                                                --------        --------       --------      --------      --------      --------
Net asset value, end of period .............    $  10.11        $  10.38       $  10.58      $  10.59      $  10.73      $  10.69
                                                ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge) .       (1.16)%*         1.61%          3.15%         1.53%         3.51%         3.62%
Ratios/supplemental data
    Net assets, end of period
        (in thousands) .....................    $  3,647        $  4,120       $  5,686      $  7,296      $  8,166      $  7,197
    Ratio of expenses to average
        net assets .........................        1.63%**         1.60%          1.62%         1.62%         1.58%         1.57%
    Ratio of net investment income to
        average net assets .................        2.96%**         2.92%          2.87%         2.81%         3.11%         3.26%
    Portfolio turnover rate ................        3.68%*         18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
        net assets .........................        1.62%**         1.59%          1.61%         1.61%         1.58%         1.56%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS I
                                              ---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                                6/30/08       -----------------------------------------------------------------
                                              (UNAUDITED)       2007           2006          2005          2004          2003
                                              -----------     --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.38        $  10.58       $  10.59      $  10.73      $  10.69      $  10.66
                                              --------        --------       --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ................        0.19++          0.38++         0.38+         0.38+         0.41+         0.43+
    Net gain (loss) on securities (both
        realized and unrealized) .........       (0.27)          (0.14)          0.02         (0.14)         0.03          0.02
                                              --------        --------       --------      --------      --------      --------
    Total from investment operations .....       (0.08)           0.24           0.40          0.24          0.44          0.45
                                              --------        --------       --------      --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.19)          (0.38)         (0.38)        (0.38)        (0.40)        (0.42)
    Distributions from capital gains .....          --           (0.06)         (0.03)           --            --            --
                                              --------        --------       --------      --------      --------      --------
    Total distributions ..................       (0.19)          (0.44)         (0.41)        (0.38)        (0.40)        (0.42)
                                              --------        --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  10.11        $  10.38       $  10.58      $  10.59      $  10.73      $  10.69
                                              ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge)       (0.79)%*         2.33%          3.87%         2.24%         4.24%         4.33%
Ratios/supplemental data
    Net assets, end of period
        (in thousands) ...................    $  8,309        $  8,363       $  8,018      $  7,764      $  7,564      $  4,438
    Ratio of expenses to average
        net assets .......................        0.92%**         0.89%          0.91%         0.92%         0.89%         0.88%
    Ratio of net investment income to
        average net assets ...............        3.67%**         3.62%          3.57%         3.52%         3.79%         3.95%
    Portfolio turnover rate ..............        3.68%*         18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
        net assets .......................        0.91%**         0.88%          0.90%         0.91%         0.89%         0.87%

                                                                                    CLASS Y
                                              ---------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                                6/30/08       -----------------------------------------------------------------
                                              (UNAUDITED)       2007           2006          2005          2004          2003
                                              -----------     --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.39        $  10.59       $  10.61      $  10.75      $  10.70      $  10.67
                                              --------        --------       --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ................        0.20++          0.41++         0.41+         0.41+         0.44+         0.46+
    Net gain (loss) on securities (both
        realized and unrealized) .........       (0.27)          (0.14)          0.01         (0.14)         0.05          0.03
                                              --------        --------       --------      --------      --------      --------
    Total from investment operations .....       (0.07)           0.27           0.42          0.27          0.49          0.49
                                              --------        --------       --------      --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.20)          (0.41)         (0.41)        (0.41)        (0.44)        (0.46)
    Distributions from capital gains .....          --           (0.06)         (0.03)           --            --            --
                                              --------        --------       --------      --------      --------      --------
    Total distributions ..................       (0.20)          (0.47)         (0.44)        (0.41)        (0.44)        (0.46)
                                              --------        --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  10.12        $  10.39       $  10.59      $  10.61      $  10.75      $  10.70
                                              ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge)       (0.65)%*         2.63%          4.08%         2.55%         4.65%         4.65%
Ratios/supplemental data
    Net assets, end of period
        (in thousands) ...................    $ 42,912        $ 41,648       $ 46,625      $ 47,816      $ 48,795      $ 46,313
    Ratio of expenses to average
        net assets .......................        0.63%**         0.60%          0.61%         0.62%         0.58%         0.57%
    Ratio of net investment income to
        average net assets ...............        3.96%**         3.92%          3.86%         3.81%         4.11%         4.28%
    Portfolio turnover rate ..............        3.68%*         18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
        net assets .......................        0.62%**         0.59%          0.61%         0.61%         0.58%         0.56%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2008

                      ACTUAL
                   TOTAL RETURN        BEGINNING      ENDING         EXPENSES
                     WITHOUT            ACCOUNT       ACCOUNT       PAID DURING
                 SALES CHARGES(1)        VALUE         VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               (0.64)%          $1,000.00      $993.60          $3.82
--------------------------------------------------------------------------------
Class C               (1.16)%          $1,000.00      $988.40          $8.01
--------------------------------------------------------------------------------
Class I               (0.79)%          $1,000.00      $992.10          $4.51
--------------------------------------------------------------------------------
Class Y               (0.65)%          $1,000.00      $993.50          $3.07
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62%, 0.91% AND 0.62% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2008

                    HYPOTHETICAL
                     ANNUALIZED      BEGINNING        ENDING         EXPENSES
                       TOTAL          ACCOUNT         ACCOUNT       PAID DURING
                       RETURN          VALUE           VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                5.00%         $1,000.00       $1,021.03         $3.87
--------------------------------------------------------------------------------
Class C                5.00%         $1,000.00       $1,016.81         $8.12
--------------------------------------------------------------------------------
Class I                5.00%         $1,000.00       $1,020.34         $4.57
--------------------------------------------------------------------------------
Class Y                5.00%         $1,000.00       $1,021.78         $3.12
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.77%, 1.62%, 0.91% AND 0.62% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

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INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 25, 2008. The holders of shares representing 89% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------
            TRUSTEE                   FOR                  WITHHELD
            -------                   ---                  --------
      Thomas A. Christopher       $220,140,906            $3,285,268
      Diana P. Herrmann           $220,168,451            $3,205,371
      Timothy J. Leach            $220,175,619            $3,199,254
      Theodore T. Mason           $219,969,023            $3,404,798
      Anne J. Mills               $220,035,825            $3,338,007
      James R. Ramsey             $220,074,733            $3,299,089

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                    FOR          AGAINST         ABSTAIN
                    ---          -------         -------
                $218,945,234    $1,006,427      $3,422,150

3.      To act on an Advisory and Administration Agreement.

                    FOR          AGAINST         ABSTAIN
                    ---          -------         -------
                $155,335,403    $873,896        $67,164,512

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until June 30, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in June, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     A copy of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Fund for the year ended December 31, 2007;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided local management of the Fund's portfolio. The Trustees noted that the Manager employed Thomas S. Albright as portfolio manager for the Fund and had provided facilities for credit analysis of the Fund's portfolio securities. Mr. Albright, based in Louisville, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Kentucky in light of prevailing interest rates and local economic conditions. In addition, he has been present at all regular meetings of the Board and Shareholders.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Kentucky funds, the Fund has had investment performance that is generally comparable to that of its peers for the one, five and ten-year periods.

      The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATE FROM THE RELATIONSHIP WITH THE FUND.

      The information provided contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had declined in recent years. They concluded that the recent increases in prevailing interest rates and the possibility of further increases might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATE FROM THE RELATIONSHIP WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

CONSIDERATION OF A NEW ADVISORY AND ADMINISTRATION AGREEMENT IN CONNECTION WITH PROPOSED CHANGES IN OWNERSHIP OF THE PARENT COMPANY OF THE MANAGER

BASIS FOR THE TRUSTEES' APPROVAL OF THE NEW ADVISORY AGREEMENT

      In considering approval of the New Advisory Agreement, the Trustees noted that in connection with their annual review of the Fund's advisory arrangements (the "Annual Review"), on June 11, 2007, they had approved the Current Advisory Agreement (which is substantially identical to the New Advisory Agreement) for another one-year term commencing on June 30, 2007. In connection with the Annual Review, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Fund's advisory agreement as in effect from year to year. In approving the New Advisory Agreement, the Trustees considered the information provided and the factors considered in connection with the Annual Review as well as such new information (for example, information about the Transaction) as they considered appropriate. In considering the Advisory Agreements, the Trustees did not identify any single factor as determinative. Matters considered by the Trustees, including the independent Trustees, in connection with their review of the New Advisory Agreement included the following:

THE TRANSACTION AND THE IMPLICATIONS FOR THE FUND

      In evaluating the Transaction, the Trustees considered a wide range of information, including ensuring, to the maximum extent possible, ongoing and future continuity of management of the Fund.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER

      The Manager has provided local management of the Fund's portfolio. The Trustees noted that the Manager employed Thomas S. Albright as portfolio manager for the Fund and had provided facilities for credit analysis of the Fund's portfolio securities. Mr. Albright, based in Louisville, Kentucky, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Kentucky in light of prevailing interest rates and local economic conditions. In addition, he has been present at all regular meetings of the Board and at the Annual Meeting of Shareholders.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Trustees also considered representations by the Manager that the persons at the Manager involved in providing those services would not change as a result of the Transaction. The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of approval of the New Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and with the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Kentucky funds, the Fund has had investment performance that is generally comparable to that of its peers for the one-, five- and ten-year periods, with lower investment performance explained by the Fund's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Fund.

      The Trustees also considered representations from the Manager that the Transaction was not expected to result in any changes to the personnel managing the Fund's investment portfolio.

      The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that approval of the New Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER FROM ITS RELATIONSHIP WITH THE FUND

      The information provided contained expense data for the Fund and its local competitors as well as data for single-state funds and all single-state tax-free municipal bond funds nationwide. The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors.

      The Trustees noted that in connection with the Annual Review they had concluded that the costs of the services to be provided supported the renewal of the Current Advisory Agreement, and that the Transaction will not result in any change to the advisory fees paid by the Fund or the Fund's total expense ratio.

      The materials in connection with the Annual Review had shown the profitability to the Manager of its services to the Fund. The Trustees considered that the profitability to the Manager of its relationship to the Fund was not expected to change as a result of the Transaction because the Transaction will not result in a change to the fees received by the Manager or of the costs of the services to be provided by the Manager.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS

      Data provided to the Trustees showed that the Fund's asset size had declined in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of these factors indicated to the Board that the New Advisory Agreement should be approved without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

      In addition to considering the factors discussed above, which the Trustees regularly consider on an annual basis, the Trustees also gave particular consideration to matters relating to the change of control at AMC, including representations from representatives of AMC and the Manager that the proposed change of control is not expected to result in a change in the personnel or operations of the Manager, the investment approach or style of the Manager with respect to the Fund, or the services provided to the Fund by the Manager.

      The Trustees also considered other factors, either in connection with the Annual Review or with their approval of the New Advisory Agreement. These factors included but were not limited to whether the Fund has operated in compliance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Manager.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the independent Trustees, concluded that the New Advisory Agreement should be approved and recommended that the shareholders of the Fund vote to approve the New Advisory Agreement for an initial one-year term.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Thomas A. Christopher, Chair
   Diana P. Herrmann
   Theodore T. Mason
   Anne J. Mills
   James R. Ramsey

OFFICERS
   Diana P. Herrmann, President
   Thomas S. Albright, Senior Vice President
      and Portfolio Manager
   Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PNC Global Investment Servicing
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not aplicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not appicable


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 4, 2008




By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 4, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 4, 2008




By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 4, 2008





CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.